Other Comprehensive Income (Loss) (Changes in Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	¥ 3,096,175	¥ 2,994,622	¥ 3,184,463
Equity transactions with noncontrolling interests and other	(37,715)		(4,985)
Net change during the period	(123,369)	61,523	(179,972)
Balance at end of year	3,017,913	3,096,175	2,994,622
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	30,208	(13,960)	87,038
Equity transactions with noncontrolling interests and other	(4,200)		259
Other comprehensive income (loss) before reclassifications	(89,823)	44,184	(101,350)
Amounts reclassified from accumulated other comprehensive income (loss)		(16)	93
Net change during the period	(94,023)	44,168	(100,998)
Balance at end of year	(63,815)	30,208	(13,960)
Unrealized gains and losses on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	5,484	15,251	14,055
Other comprehensive income (loss) before reclassifications		2,813	814
Amounts reclassified from accumulated other comprehensive income (loss)	(141)	(12,580)	382
Net change during the period	(5,484)	(9,767)	1,196
Balance at end of year		5,484	15,251
Unrealized gains and losses on securities | ASU 2016-01
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effects of accounting standard update - adoption of ASU No. 2016-01	(5,343)
Gains and losses on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(180)	(2,742)	182
Other comprehensive income (loss) before reclassifications	(457)	(1,452)	938
Amounts reclassified from accumulated other comprehensive income (loss)	945	4,014	(3,862)
Net change during the period	488	2,562	(2,924)
Balance at end of year	308	(180)	(2,742)
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(178,740)	(198,430)	(131,017)
Equity transactions with noncontrolling interests and other			(1)
Other comprehensive income (loss) before reclassifications	(29,909)	14,785	(67,511)
Amounts reclassified from accumulated other comprehensive income (loss)	3,085	4,905	99
Net change during the period	(26,824)	19,690	(67,413)
Balance at end of year	(205,564)	(178,740)	(198,430)
AOCI Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(143,228)	(199,881)	(29,742)
Equity transactions with noncontrolling interests and other	(4,200)		258
Other comprehensive income (loss) before reclassifications	(120,189)	60,330	(167,109)
Amounts reclassified from accumulated other comprehensive income (loss)	3,889	(3,677)	(3,288)
Net change during the period	(125,843)	56,653	(170,139)
Balance at end of year	(269,071)	¥ (143,228)	¥ (199,881)
AOCI Attributable to Parent | ASU 2016-01
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effects of accounting standard update - adoption of ASU No. 2016-01	¥ (5,343)